DISCONTINUED OPERATIONS (Schedule of Loss Per Share From The Discontinued Operations) (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss per share from the discontinued operations (Presented in CNY per share)
Basic	¥ (0.95)	¥ (0.74)	¥ (1.45)
Diluted	¥ (0.95)	¥ (0.74)	¥ (1.45)